Note 14 - Contingently Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
$
Balance at December 31, 2019	-
Issuance	5,196
Balance at December 31, 2020	5,196